Postretirement Benefit Plans - Summary of Amounts Recorded in AOCI (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Net loss (gain)	$ 60	$ 138
Prior service cost (credit)	(5)	(9)
Total recorded in AOCI	$ 55	$ 129